INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

18. INCOME TAX

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Indonesia

Under the current laws of the Republic of Indonesia, the Company’s subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at  16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

PRC

The Group’s PRC subsidiaries, the VIE, and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of income (loss) before income taxes are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman	6,633,761	(1,356,797)	(9,397,404)
Indonesia	(11,705)	(1,124,698)	(881,810)
Hong Kong S.A.R.	(3,820,485)	(7,773,553)	(6,700,069)
PRC, excluding Hong Kong S.A.R.	195,497,541	199,993,770	289,836,300
Total	198,299,112	189,738,722	272,857,017

Income tax expense consists of the following:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	7,460,535	39,236,745	42,715,007
Deferred income tax expense (benefit)	753,806	(18,150,489)	4,321,601
Total	8,214,341	21,086,256	47,036,608

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group plans to indefinitely reinvest the undistributed earnings of the Group’s PRC entities, and therefore, no provision for PRC dividend withholding tax was accrued.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed expected income tax expense	49,574,778	47,434,681	68,214,254
Non-PRC entities not subject to income tax	(700,393)	2,563,762	4,244,821
Research and development expenses bonus deduction	(10,181,598)	(18,508,967)	(20,645,909)
Non-deductible share-based compensation expenses	4,532,885	9,453,660	11,015,406
Other non-deductible expenses	32,602	446,051	723,768
Change in valuation allowance	(35,043,933)	(20,302,931)	(16,515,732)

Actual income tax expense	8,214,341	21,086,256	47,036,608

b)    Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	38,311,539	22,656,515
Accrued warranty	14,798,974	11,947,031
Accrued payroll and social insurance	2,690,649	986,755
Deferred revenue	6,333,023	12,131,023
Allowance for doubtful accounts	826,845	1,136,674
Write-downs for inventories	3,665,728	1,793,858
Less: Valuation allowance	(41,219,052)	(24,508,473)

Total deferred income tax assets, net	25,407,706	26,143,383

Deferred income tax liabilities
Short-term investments	341,864	859,258
Property, plant and equipment	11,581,945	15,369,169

Total deferred income tax liabilities	11,923,809	16,228,427

Net deferred income tax assets	14,593,376	11,907,344
Net deferred income tax liabilities	1,109,479	1,992,388

As of December 31, 2021, the Group had net operating loss carry forwards of RMB90,626,058 attributable to the PRC subsidiaries, the VIE and VIE’s subsidiaries. Tax losses of RMB10,881,484, RMB28,044,412, nil, RMB29,986,636 and RMB21,713,526 will expire, if unused, by 2022, 2023, 2024, 2025 and 2026, respectively.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. The valuation allowance as of December 31, 2020 and 2021 was primarily provided for the deferred income tax assets of certain PRC subsidiaries, VIE and VIE’s subsidiaries. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	98,212,408	62,864,281	41,219,052
Reversals	(35,043,933)	(20,302,931)	(16,515,732)
Decrease relating to expiration of loss carry forwards	(304,194)	(1,342,298)	(194,847)

Balance at the end of the year	62,864,281	41,219,052	24,508,473

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries for the years from 2017 to 2021 are open to examination by the PRC tax authorities.